Short-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short term borrowings
Short-term borrowings	¥ 19,160	¥ 251,732
Weighted average
Short term borrowings
Interest rate (in percent)	4.90%	4.48%